Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,964	$ 228	$ 222
Accounts receivable:
Oil and gas sales	3,998	5,018	2,134
Joint operations			1,544
Other receivables	824	2,405	4
Certificate of deposit - BIA bond			150
Inventory			771
Derivative financial instruments	6,941	1,028
Prepaids and other	152	25	147
Total current assets	15,879	8,704	4,972
Oil and gas properties, successful efforts method:
Proved properties	119,567	97,269	57,364
Unproved properties			446
Other property and equipment			2,324
Accumulated depletion, depreciation and amortization	(16,112)	(11,403)	(8,478)
Total property and equipment, net	103,455	85,866	51,656
OTHER ASSETS	482	536	239
DERIVATIVE FINANCIAL INSTRUMENTS	5,332	1,505
Total assets	125,148	96,611	56,867
CURRENT LIABILITIES:
Accounts payable	3,996	4,575	2,785
Accrued liabilities	4	138	399
Revenues payable			182
Other payables		1,630
Advance billings			1,864
Notes payable, current portion			5,354
Derivative financial instruments			904
Total current liabilities	4,000	6,343	11,488
LONG-TERM DEBT	58,000	45,000	159
ASSET RETIREMENT OBLIGATIONS	2,675	1,919	2,148
Partnership equity
General partner	1,638	1,299
Limited partners	58,835	42,050
Members' equity
Contributed capital			52,923
Notes receivable from officers, director and employees			(1,833)
Accumulated deficit			(8,018)
Total equity	60,473	43,349	43,072
Total liabilities and equity	$ 125,148	$ 96,611	$ 56,867